DEBT OUTSTANDING (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
DEBT OUTSTANDING
Amount of debt borrowed	$ 7,762,000,000	$ 13,046,000,000	$ 3,452,000,000
Outstanding debt	73,400,000,000
International Lease Finance Corporation (ILFC)
DEBT OUTSTANDING
Outstanding debt	24,364,000,000
International Lease Finance Corporation (ILFC) | ECA Facility
DEBT OUTSTANDING
Number of ECA facilities to be cross-collateralized under agreements (in debt facilities)		2
Outstanding debt	2,334,000,000
Number of aircraft subject to acceleration of debt		10
Agreed upon amount, which if exceeded by aggregate net book value of aircraft sold would lead to an acceleration event	10,100,000,000
International Lease Finance Corporation (ILFC) | 1999 ECA Facility
DEBT OUTSTANDING
Number of aircraft purchased	62
Number of loans		5
Maximum borrowing capacity	4,300,000,000
Outstanding debt		13,000,000
International Lease Finance Corporation (ILFC) | 2004 ECA Facility
DEBT OUTSTANDING
Number of aircraft purchased	76	76
Interest rates, low end of range (as a percent)	0.44%	0.43%
Interest rates, high end of range (as a percent)	4.71%	4.71%
Net book value of aircraft	4,300,000,000	4,300,000,000
Maximum borrowing capacity	4,600,000,000
Amount borrowed under the facility	4,300,000,000
Amount outstanding under the facility	2,300,000,000	2,800,000,000
Segregated security deposits, maintenance reserves and rental payments received related to aircraft	$ 415,000,000
International Lease Finance Corporation (ILFC) | 2004 ECA Facility | Minimum
DEBT OUTSTANDING
Floating rate, initial credit spread (as a percent)	(0.04%)
Fixed interest rate (as a percent)	3.40%
International Lease Finance Corporation (ILFC) | 2004 ECA Facility | Maximum
DEBT OUTSTANDING
Floating rate, initial credit spread (as a percent)	2.25%
Fixed interest rate (as a percent)	4.71%